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SEC2455 (8-05)

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                  FORM N-Q
          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05127

                          Advance Capital I, Inc.
---------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

One Towne Square, Suite 444             Southfield, Michigan 48076
---------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

                           Robert J. Cappelli
                       One Towne Square, Suite 444
                        Southfield, Michigan 48076
---------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 350-8543

Date of fiscal year end: 12/31

Date of reporting period: March 31, 2008

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH  31, 2008

Common Stock                        Shares     Value        Common Stock                      Shares       Value
----------------------------------  ---------  -----------  --------------------------------  ----------- -------------
BASIC MATERIALS - 1.7%                                      CONSUMER, CYCLICAL - 13.0%
  Agnico-Eagle Mines Ltd               9,100 $   616,161     Advance Auto Parts, Inc.              10,900 $    371,145
  Carpenter Technology Corp.^         23,400   1,309,698     AnnTaylor Stores Corp.*^              11,800      285,324
  Ecolab, Inc.^                       20,800     903,344     Bed Bath & Beyond, Inc.*              13,400      395,300
  Sigma-Aldrich Corp.^                 6,900     411,585     Boyd Gaming Corp.^                     9,500      190,000
                                                             Centex Corp.                           6,500      157,365
COMMUNICATIONS - 11.0%                                       Chipotle Mexican Grill, Inc.*          4,100      398,069
  American Tower Corp.*^              34,600   1,356,666     Choice Hotels International           20,200      689,022
  Baidu.com - ADR*^                    1,400     335,482     Cintas Corp.                          15,700      448,078
  Cablevision Systems Corp.*          16,500     353,595     Coach, Inc.*                          33,800    1,019,070
  Central European Media*^             4,300     366,489     Dick's Sporting Goods, Inc.*          16,000      428,480
  Clear Channel Outdoor*              42,000     798,420     DreamWorks Animation*                  9,800      252,644
  Crown Castle International*^        34,400   1,186,456     Family Dollar Stores, Inc.^           20,700      403,650
  CTC Media, Inc.*                    22,200     616,050     Fastenal Co.^                         16,400      753,252
  Digital River, Inc.*                11,600     359,252     Harley-Davidson, Inc.^                20,600      772,500
  Discovery Holding Co.*              29,800     632,356     HNI Corp.^                             6,000      161,340
  Expedia, Inc.*                      40,800     893,112     International Game Tech.^             29,900    1,202,279
  Factset Research Systems^           14,200     764,954     KB Home^                               7,000      173,110
  F5 Networks, Inc.*                  20,800     377,936     Lennar Corp.^                         13,300      250,173
  Focus Media Holding - ADR*^         22,900     804,935     Marriott International, Inc.^         34,400    1,181,984
  Foundry Networks, Inc.*             25,300     292,974     Mattel, Inc.                          19,900      396,010
  JDS Uniphase Corp.*^                33,000     441,870     Melco PBL Enter. - ADR*^              39,800      452,924
  Juniper Networks, Inc.*^            38,900     972,500     Men's Wearhouse, Inc.^                 8,338      194,014
  Lamar Advertising Co.*^             19,900     715,007     O'Reilly Automotive, Inc.*^           12,600      359,352
  Leap Wireless International*^       18,500     862,100     PACCAR, Inc.^                         14,500      652,500
  McAfee, Inc.*                       21,300     704,817     Panera Bread Co.*^                     7,700      322,553
  McGraw-Hill Cos., Inc.              31,400   1,160,230     PetSmart, Inc.^                       19,500      398,580
  Meredith Corp.                       8,100     309,825     Pulte Homes, Inc.^                     8,400      122,220
  MetroPCS Communications*^           24,400     414,800     Ross Stores, Inc.                     24,000      719,040
  NeuStar, Inc.*^                     14,000     370,720     Royal Caribbean Cruises Ltd^          10,300      338,870
  NII Holdings, Inc.*                 14,700     467,166     Skywest, Inc.                         18,800      397,056
  Omnicom Group, Inc.                 31,900   1,409,342     Southwest Airlines Co.^               40,500      502,200
  SBA Communications Corp.*^          36,800   1,097,744     Staples, Inc.^                        25,800      570,438
  Shaw Communications, Inc.           24,800     450,864     Starbucks Corp.*^                     22,200      388,500
  Sina Corp.*^                        17,100     602,775     Starwood Hotels & Resorts^            13,300      688,275
  Symantec Corp.*                     22,300     370,626     Thor Industries, Inc.^                 9,500      282,815
  VeriSign, Inc.*^                    25,200     837,648     Tiffany & Co.^                        22,100      924,664
  WPP Group PLC - ADR                 15,385     917,561     Tim Hortons, Inc.^                    17,600      599,280
                                                             TJX Cos., Inc.^                       36,700    1,213,669
                                                             Toll Brothers, Inc.*^                 13,700      321,676
                                                             Tractor Supply Co.*^                   7,400      292,448




                      See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH  31, 2008


Common Stock                        Shares     Value        Common Stock                      Shares       Value
----------------------------------  ---------  -----------  --------------------------------  ----------- -------------
CONSUMER, CYCLICAL - 13.0% (Continued)                      CONSUMER, NON-CYCLICAL - 25.8% (Continued)
  Urban Outfitters, Inc.*             17,300 $   542,355     Henry Schein, Inc.*^                  12,000 $    688,800
  WABCO Holdings, Inc.                12,800     583,936     Hershey Co.^                          10,200      384,234
  Williams-Sonoma, Inc.^              19,700     477,528     Hologic, Inc.*^                       10,400      578,240
  Winnebago Industries^               12,600     212,940     Humana, Inc.*                         13,500      605,610
  WMS Industries, Inc.*^              10,900     392,073     Idexx Laboratories, Inc.*              8,900      438,414
  WW Grainger, Inc.                   10,000     763,900     Illumina, Inc.*^                      12,900      979,110
  Wynn Resorts Ltd*^                   7,900     795,056     ImClone Systems, Inc.*                 8,800      373,296
  Yum! Brands, Inc.^                  45,600   1,696,776     Integra LifeSciences Hold.*^          10,000      434,700
                                                             Intuitive Surgical, Inc.*^             4,000    1,297,400
CONSUMER, NON-CYCLICAL - 25.8%                               Invitrogen Corp.*                     10,100      863,247
  Alexion Pharmaceuticals, Inc.*       6,600     391,379     Iron Mountain, Inc.*                  21,100      557,884
  Alkermes, Inc.*^                    15,100     179,388     ITT Educational Services*^             7,700      353,661
  Allergan, Inc.                      25,908   1,460,952     Laboratory Corp of America*^          12,200      898,896
  American Medical Systems*^          20,700     293,733     Lincare Holdings, Inc.*^              17,700      497,547
  Amylin Pharmaceuticals, Inc.*^       9,700     283,337     Manpower, Inc.                         9,500      534,470
  Apollo Group, Inc.*^                17,229     744,293     Martek Biosciences Corp.*^            11,600      354,612
  Arthrocare Corp.*^                   9,500     316,825     Masimo Corp.*                         12,000      312,000
  Avery Dennison Corp.                 7,800     384,150     McCormick & Co., Inc.                 23,500      868,795
  Avon Products, Inc.                 36,300   1,435,302     McKesson Corp.                         9,900      518,463
  Becton Dickinson & Co.               5,400     463,590     Medarex, Inc.*^                       26,600      235,410
  Biogen Idec, Inc.*                   8,000     493,520     Millennium Pharmaceuticals*^          30,200      466,892
  BioMarin Pharmaceutical*^            9,700     343,089     Millipore Corp.*^                      6,700      451,647
  Brown-Forman Corp.^                 12,200     807,884     Monster Worldwide, Inc.*^             25,000      605,250
  Celgene Corp.*                      10,800     661,932     Moody's Corp.^                        34,000    1,184,220
  Cephalon, Inc.*^                    14,700     946,680     Myriad Genetics, Inc.*^                8,400      338,436
  Charles River Laboratories*         16,400     966,616     Patterson Cos., Inc.*^                 9,200      333,960
  Cigna Corp.                         26,800   1,087,276     Paychex, Inc.^                        41,487    1,421,345
  Clorox Co.                          12,000     679,680     Qiagen NV*^                           21,300      443,040
  Corporate Executive Board           10,100     408,848     Quanta Services, Inc.*^               55,400    1,283,618
  Covance, Inc.*                       4,600     381,662     Quest Diagnostics, Inc.^              13,422      607,614
  Coventry Health Care, Inc.*         17,150     692,003     Resmed, Inc.*                         17,000      717,060
  CR Bard, Inc.                       11,000   1,060,400     Ritchie Bros Auctioneers, Inc.        15,600    1,281,072
  DaVita, Inc.*                        7,300     348,648     Robert Half International, Inc.       24,600      633,204
  Dentsply International, Inc.^       12,700     490,220     Sepracor, Inc.*^                       9,400      183,488
  DeVry, Inc.^                        13,500     564,840     St Jude Medical, Inc.*                32,600    1,407,994
  Edwards Lifesciences Corp.*          8,000     356,400     Techne Corp.*                         10,700      720,752
  Elan Corp PLC - ADR*                28,400     592,424     Theravance, Inc.*^                    14,400      151,632
  Equifax, Inc.                       14,200     489,616     Total System Services, Inc.^           6,194      146,550
  Express Scripts, Inc.*              19,600   1,260,672     Varian Medical Systems*               14,200      665,128
  Gen-Probe, Inc.*                    11,700     563,940     Vertex Pharmaceuticals*               13,970      333,743
  Genzyme Corp.*                      11,500     857,210     VistaPrint Ltd*^                      12,300      429,885
  Global Payments, Inc.               10,200     421,872     Warner Chilcott Ltd*                  26,200      471,600
  H&R Block, Inc.^                    14,400     298,944     Western Union Co.                     34,400      731,688
  Health Net, Inc.*                   19,100     588,280     WM Wrigley Jr Co.^                    16,000    1,005,440
  Healthways, Inc.*^                   9,600     339,264     Zimmer Holdings, Inc.*                 7,800      607,308


                         See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH  31, 2008

Common Stock                        Shares     Value        Common Stock                      Shares       Value
----------------------------------  ---------  -----------  --------------------------------  ----------- -------------
ENERGY - 11.7%                                              FINANCIAL - 7.1% (Continued)
  Arch Coal, Inc.                     20,400 $   887,399     Northern Trust Corp.                  21,700 $  1,442,399
  Bill Barrett Corp.*^                13,400     633,150     Nymex Holdings, Inc.^                 16,500    1,495,395
  BJ Services Co.^                    17,800     507,478     optionsXpress Holdings, Inc.^         11,200      231,952
  Cabot Oil & Gas Corp.^              14,000     711,760     Philadelphia Consolidated*            16,200      521,640
  Cameron International Corp.*^       33,700   1,403,268     RenaissanceRe Holdings                 7,500      389,325
  Compton Petroleum Corp.*            38,300     424,747     SVB Financial Group*^                  8,300      362,212
  Consol Energy, Inc.                 16,500   1,141,635     UCBH Holdings, Inc.^                  19,000      147,440
  Core Laboratories*                  13,100   1,562,830     Willis Group Holdings Ltd              9,500      319,295
  Diamond Offshore Drilling^           7,200     838,080
  FMC Technologies, Inc.*             24,800   1,410,872    INDUSTRIAL - 13.6%
  Forest Oil Corp.*                    8,200     401,472     Alliant Techsystems, Inc.*^            5,800      600,474
  Foundation Coal Holdings^           23,400   1,177,722     Ametek, Inc.                          18,400      807,944
  Mariner Energy, Inc.*^              18,000     486,180     Applera Corp.^                        13,100      430,466
  Murphy Oil Corp.^                   19,000   1,560,660     CH Robinson Worldwide*^               21,100    1,147,840
  Nabors Industries Ltd*^             17,500     590,975     Chicago Bridge & Iron Co.              8,700      341,388
  Newfield Exploration Co.*           11,000     581,350     Cogent, Inc.*                         35,800      337,594
  SandRidge Energy, Inc.*             15,700     614,655     Cummins, Inc.                          8,200      383,924
  Smith International, Inc.^          22,300   1,432,329     Cymer, Inc.*                           6,500      169,260
  Sunoco, Inc.^                       12,500     655,875     Dolby Laboratories, Inc.*              9,600      348,096
  Tetra Technologies, Inc.*^          15,000     237,600     Donaldson Co., Inc.^                  21,300      857,964
  Ultra Petroleum Corp.*              19,700   1,526,750     Empresa Brasileira - ADR^             14,900      588,699
  Weatherford International Ltd*^     24,670   1,787,835     Expeditors International^             26,800    1,210,824
  Williams Cos., Inc.                 50,000   1,649,000     Flir Systems, Inc.*^                  14,400      433,296
  XTO Energy, Inc.                     6,825     422,195     Fluor Corp.                           11,400    1,609,224
                                                             Foster Wheeler Ltd*                   21,400    1,211,668
FINANCIAL - 7.1%                                             General Cable Corp.*^                  8,400      496,188
  Affiliated Managers Group*           5,300     480,922     Gentex Corp.^                         15,000      257,250
  AON Corp.                           10,900     438,180     Graco, Inc.^                          14,700      533,022
  Arch Capital Group Ltd*              9,500     652,365     IDEX Corp.^                           16,225      497,945
  Assurant, Inc.                       8,600     523,396     II-VI, Inc.*^                         11,200      425,376
  Axis Capital Holdings Ltd           12,000     407,760     ITT Corp.^                             9,700      502,557
  BlackRock, Inc.^                     3,600     735,048     Jabil Circuit, Inc.                   37,700      356,642
  Brown & Brown, Inc.                 12,800     222,464     Joy Global, Inc.^                     16,800    1,094,688
  City National Corp.                  4,500     222,570     Landstar System, Inc.^                23,800    1,241,408
  East West Bancorp, Inc.             11,300     200,575     McDermott International, Inc.*^       29,500    1,617,190
  Eaton Vance Corp.^                  18,900     576,639     National Instruments Corp.            15,250      398,635
  Federated Investors, Inc.           16,200     634,392     Pall Corp.                            11,400      399,798
  HCC Insurance Holdings, Inc.        14,700     333,543     Precision Castparts Corp.             13,400    1,367,872
  Interactive Brokers Group*          15,400     395,318     Republic Services, Inc.               35,950    1,051,178
  IntercontinentalExchange*^           8,100   1,057,050     Rockwell Collins, Inc.                23,000    1,314,450
  Janus Capital Group, Inc.^          18,100     421,187     Roper Industries, Inc.^               13,200      784,608
  Lazard Ltd                          22,100     844,220     Stericycle, Inc.*^                    14,000      721,000
  Legg Mason, Inc.                     6,400     358,272     Terex Corp.*                           6,800      425,000
  Markel Corp.*                          800     351,976     Trimble Navigation Ltd*               27,600      789,084


                      See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH  31, 2008

                                                             Common Stock, Cash Collateral    Shares/
Common Stock                        Shares     Value         and Repurchase Agreement         Principal    Value
---------------------------------------------- -----------  -----------------------------------------------------------
INDUSTRIAL - 13.6% (Continued)                              TECHNOLOGY - 15.0% (Continued)
  UTi Worldwide, Inc.                 24,400 $   489,952     MEMC Electronic Materials*            16,600 $  1,176,940
  Waters Corp.*                       13,600     757,520     Microchip Technology, Inc.^           29,057      951,036
  Zebra Technologies Corp.*           11,000     366,520     National Semiconductor Corp.          43,100      789,592
                                                             NetApp, Inc.*^                        59,400    1,190,970
TECHNOLOGY - 15.0%                                           ON Semiconductor Corp.*^              38,800      220,384
  Activision, Inc.*                   37,554   1,025,600     Perot Systems Corp.*                  31,000      466,240
  Adobe Systems, Inc.*                17,700     629,943     QLogic Corp.*^                        28,400      435,940
  Altera Corp.^                       53,900     993,377     Red Hat, Inc.*^                       82,100    1,509,819
  American Reprographics Co.*^        29,700     440,748     Salesforce.com, Inc.*^                14,800      856,476
  Analog Devices, Inc.                30,900     912,168     Satyam Computer - ADR^                30,900      698,031
  Ansys, Inc.*                        11,000     379,720     Seagate Technology                    44,600      933,924
  Autodesk, Inc.*                     34,200   1,076,616     SEI Investments Co.                   15,900      392,571
  Broadcom Corp.*                     46,200     890,274     Silicon Laboratories, Inc.*           16,200      510,948
  Cadence Design Systems*^            20,700     221,076     Synopsys, Inc.*                       13,000      295,230
  Citrix Systems, Inc.*               18,600     545,538     Teradyne, Inc.*                       25,900      321,678
  Cognizant Technology Sol.*          38,712   1,116,067     THQ, Inc.*^                           17,150      373,870
  DST Systems, Inc.*^                  5,400     354,996     Varian Semiconductor*                 11,900      334,985
  Dun & Bradstreet Corp.               6,900     561,522     Xilinx, Inc.^                         50,300    1,194,625
  Electronic Arts, Inc.*              27,600   1,377,792
  Fairchild Semiconductor*            21,700     258,664    UTILITIES - 0.9%
  Fidelity National Information        7,300     278,422     AES Corp.*                            41,900      698,473
  Fiserv, Inc.*                        7,400     355,866     Reliant Energy, Inc.*^                47,600    1,125,740
  Integrated Device Tech.*            25,700     229,501                                                  -------------
  Intersil Corp.                      16,300     418,421    TOTAL COMMON STOCK - 99.8%
  Intuit, Inc.*^                      34,700     937,247     (Cost $175,304,627)                           193,304,665
  Jack Henry & Assoc., Inc.^          15,800     389,786
  Kla-Tencor Corp.                     7,700     285,670    INVESTMENT OF CASH COLLATERAL - 43.2%
  Lam Research Corp.*                  8,400     321,048     CSFB Separately Managed Account   83,628,545   83,628,545
  Linear Technology Corp.^            31,100     954,459
  Logitech International SA*          16,500     419,760    SHORT-TERM INVESTMENTS - 0.1%
  Marvell Technology Group*^          46,300     503,744     Fifth Third Institutional Money $    126,781      126,781
  Maxim Integrated Products           24,500     499,555                                                  -------------
                                                            TOTAL INVESTMENTS IN SECURITIES - 143.1%
                                                             (Cost $259,059,953)                           277,059,991

                                                            OTHER ASSETS LESS LIABILITIES - (43.1%)        (83,432,202)
                                                                                                          -------------
                                                            TOTAL NET ASSETS - 100.0%                     $193,627,789
                                                                                                          =============


* Securities are non-income producing
^ A portion of these securities are on loan. At March 31, 2008, the total market value of the Fund's securities on loan is $81,123,395 and the total market value of the collateral held by the Fund is $83,628,545.

ADR - American Depository Receipt

                      See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
MARCH 31, 2008




Common Stock                   Shares  Value           Common Stock                     Shares   Value
--------------------------------------  ----------     -----------------------------   --------  ------------
BASIC MATERIALS - 2.9%                                 COMMUNICATIONS - 5.7% (Continued)
  Agnico-Eagle Mines Ltd       10,400  $  704,184        Nokia OYJ - ADR                14,100  $    448,803
  Alcoa, Inc.                  28,400   1,024,104        Omnicom Group, Inc.            39,600     1,749,528
  BHP Billiton Ltd - ADR^      24,100   1,586,985        SBA Communications Corp.*^     15,500       462,365
  Carpenter Technology Corp.^  19,200   1,074,624        Shaw Communications, Inc.       8,700       158,166
  Cia Vale do Rio Doce - ADR^  31,900   1,105,016        Sina Corp.*^                    7,300       257,325
  Ecolab, Inc.^                 7,800     338,754        Symantec Corp.*                42,800       711,336
  International Flavors        11,400     502,170        Time Warner, Inc.              86,400     1,211,328
  International Paper Co.^     14,700     399,840        VeriSign, Inc.*^               10,100       335,724
  Nucor Corp.^                  8,900     602,886        Viacom, Inc.*                  18,097       717,003
  Rio Tinto PLC - ADR           3,900   1,606,176        Walt Disney Co.^               36,400     1,142,232
  Rohm & Haas Co.^             10,000     540,800        WPP Group PLC - ADR^           16,889     1,007,260
  Sherwin-Williams Co.^         9,300     474,672
  Sigma-Aldrich Corp.^          3,200     190,880      CONSUMER, CYCLICAL - 6.6%
  Valspar Corp.                22,200     440,448        Advance Auto Parts, Inc.        4,800       163,440
                                                         AnnTaylor Stores Corp.*^        5,400       130,572
COMMUNICATIONS - 5.7%                                    Bed Bath & Beyond, Inc.*        5,300       156,350
  America Movil - ADR          11,900     757,911        Boyd Gaming Corp.^              4,000        80,000
  American Tower Corp.*^       14,800     580,308        Carnival Corp.^                15,000       607,200
  Baidu.com - ADR*                600     143,778        Centex Corp.                   22,000       532,620
  Cablevision Systems Corp.*    6,900     147,867        Chipotle Mexican Grill, Inc.*   1,800       174,762
  CBS Corp.^                   14,897     328,926        Choice Hotels International     9,000       306,990
  Central European Media*^      1,900     161,937        Cintas Corp.                   19,400       553,676
  Cisco Systems, Inc.*         61,600   1,483,944        Coach, Inc.*                   15,500       467,325
  Clear Channel Outdoor*       18,900     359,289        Dick's Sporting Goods, Inc.*^   5,800       155,324
  Crown Castle International*  15,700     541,493        DreamWorks Animation*           4,100       105,698
  CTC Media, Inc.*              8,400     233,100        Family Dollar Stores, Inc.^    36,100       703,950
  Digital River, Inc.*          4,900     151,753        Fastenal Co.^                   7,200       330,696
  Discovery Holding Co.*       13,000     275,860        Harley-Davidson, Inc.^         22,700       851,250
  eBay, Inc.*                  28,000     835,520        HNI Corp.^                      3,300        88,737
  Expedia, Inc.*               17,100     374,319        Home Depot, Inc.               33,700       942,589
  Factset Research Systems      6,200     333,994        International Game Tech.^      25,300     1,017,313
  F5 Networks, Inc.*           10,100     183,517        KB Home^                        4,200       103,866
  Focus Media Holding - ADR*^   9,800     344,470        Lennar Corp.^                  34,500       648,945
  Foundry Networks, Inc.*      11,000     127,380        Marriott International, Inc.^  41,900     1,439,684
  JDS Uniphase Corp.*^         14,900     199,511        Mattel, Inc.                   42,500       845,750
  Juniper Networks, Inc.*^     16,200     405,000        McDonald's Corp.                9,000       501,930
  Lamar Advertising Co.*^       9,500     341,335        Melco PBL Enter. - ADR*^       17,500       199,150
  Leap Wireless International*  6,400     298,240        Men's Wearhouse, Inc.           4,375       101,806
  McAfee, Inc.*                 9,100     301,119        O'Reilly Automotive, Inc.*^     5,800       165,416
  McGraw-Hill Cos., Inc.       63,900   2,361,105        PACCAR, Inc.                   21,600       972,000
  Meredith Corp.^              14,300     546,975        Panera Bread Co.*^              3,500       146,615
  MetroPCS Communications*^    12,200     207,400        PetSmart, Inc.                  8,500       173,740
  NeuStar, Inc.*^               5,900     156,232        Pulte Homes, Inc.^              8,000       116,400
  News Corp.                   28,900     550,256        Ross Stores, Inc.              11,800       353,528
  NII Holdings, Inc.*           5,500     174,790        Royal Caribbean Cruises Ltd^    4,400       144,760



                                        See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
MARCH 31, 2008



Common Stock                   Shares  Value           Common Stock                     Shares   Value
--------------------------------------  ----------     -----------------------------   --------  ------------
CONSUMER, CYCLICAL - 6.6% (Continued)                  CONSUMER, NON-CYCLICAL - 17.4% (Continued)
  Skywest, Inc.                 6,800  $  143,616        Charles River Laboratories*     6,700  $    394,898
  Southwest Airlines Co.^      64,000     793,600        Cigna Corp.                    25,700     1,042,649
  Staples, Inc.^               33,800     747,318        Clorox Co.                     14,600       826,944
  Starbucks Corp.*^             9,700     169,750        Coca-Cola Co.                  14,900       906,963
  Starwood Hotels & Resorts^   16,500     853,875        Colgate-Palmolive Co.           9,000       701,190
  Thor Industries, Inc.^        3,900     116,103        Corporate Executive Board       5,100       206,448
  Tiffany & Co.^               10,500     439,320        Covance, Inc.*                  2,000       165,940
  Tim Hortons, Inc.^            9,800     333,690        Coventry Health Care, Inc.*     6,950       280,433
  TJX Cos., Inc.^              31,200   1,031,784        Covidien Ltd                   13,600       601,800
  Toll Brothers, Inc.*^         7,100     166,708        CR Bard, Inc.                   4,800       462,720
  Tractor Supply Co.*^          4,100     162,032        DaVita, Inc.*                   2,850       136,116
  Urban Outfitters, Inc.*^      7,700     241,395        Dentsply International, Inc.    5,400       208,440
  WABCO Holdings, Inc.          5,500     250,910        DeVry, Inc.^                    5,100       213,384
  Walgreen Co.^                15,000     571,350        Diageo PLC - ADR               18,900     1,536,948
  Wal-Mart Stores, Inc.        42,700   2,249,436        Edwards Lifesciences Corp.*     3,600       160,380
  Williams-Sonoma, Inc.^       10,200     247,248        Elan Corp PLC - ADR*           12,000       250,320
  Winnebago Industries^         6,400     108,160        Eli Lilly & Co.                20,500     1,057,595
  WMS Industries, Inc.*^        5,100     183,447        Equifax, Inc.                   5,500       189,640
  WW Grainger, Inc.            14,500   1,107,655        Express Scripts, Inc.*          8,300       533,856
  Wynn Resorts Ltd*^            3,400     342,176        General Mills, Inc.            10,300       616,764
  Yum! Brands, Inc.            20,600     766,526        Gen-Probe, Inc.*                5,300       255,460
                                                         Genzyme Corp.*                  4,900       365,246
CONSUMER, NON-CYCLICAL - 17.4%                           GlaxoSmithKline PLC - ADR      13,200       560,076
  Abbott Laboratories           9,575     528,061        Global Payments, Inc.           4,400       181,984
  Alexion Pharmaceuticals, Inc  2,800     166,040        H&R Block, Inc.^                6,400       132,864
  Alkermes, Inc.*^              6,400      76,032        Health Net, Inc.*               8,600       264,880
  Allergan, Inc.               10,640     599,990        Healthways, Inc.*^              3,000       106,020
  Altria Group, Inc.           27,100     601,620        Henry Schein, Inc.*^            4,100       235,340
  American Medical Systems*^    9,100     129,129        Hershey Co.^                   15,800       595,186
  Amgen, Inc.*                 10,500     438,690        Hologic, Inc.*^                 3,700       205,720
  Amylin Pharmaceuticals, Inc.  4,200     122,682        Humana, Inc.*                   5,300       237,758
  Anheuser-Busch Cos., Inc.    19,000     901,550        Idexx Laboratories, Inc.*       3,800       187,188
  Apollo Group, Inc.*^          6,645     287,064        Illumina, Inc.*^                5,500       417,450
  Arthrocare Corp.*^            4,700     156,745        ImClone Systems, Inc.*          3,700       156,954
  AstraZeneca PLC - ADR^       11,200     425,488        Integra LifeSciences Hold.*^    3,800       165,186
  Automatic Data Processing    46,500   1,971,135        Intuitive Surgical, Inc.*^      1,800       583,830
  Avery Dennison Corp.         13,300     655,025        Invitrogen Corp.*               4,500       384,615
  Avon Products, Inc.          33,200   1,312,728        Iron Mountain, Inc.*^           9,112       240,921
  Becton Dickinson & Co.        1,800     154,530        ITT Educational Services*^      2,900       133,197
  Biogen Idec, Inc.*            3,400     209,746        Johnson & Johnson              50,300     3,262,961
  BioMarin Pharmaceutical*^     4,100     145,017        Kellogg Co.                    11,000       578,160
  Brown-Forman Corp.^          18,700   1,238,314        Kimberly-Clark Corp.           13,700       884,335
  Cardinal Health, Inc.        10,000     525,100        Kraft Foods, Inc.              32,594     1,010,740
  Celgene Corp.*                4,700     288,063        Laboratory Corp of America*^    5,700       419,976
  Cephalon, Inc.*^              6,500     418,600        Lincare Holdings, Inc.*^        8,900       250,179



                                         See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
MARCH 31, 2008


Common Stock                   Shares  Value           Common Stock                     Shares   Value
--------------------------------------  ----------     -----------------------------   --------  ------------
CONSUMER, NON-CYCLICAL - 17.4% (Continued)             ENERGY - 9.4%
  Manpower, Inc.                4,500  $  253,170        Apache Corp.                    7,300       881,986
  Martek Biosciences Corp.*^    4,900     149,793        Arch Coal, Inc.                 7,900       343,650
  Masimo Corp.*                 5,100     132,600        Baker Hughes, Inc.              7,600       520,600
  McCormick & Co., Inc.        26,500     979,705        Bill Barrett Corp.*^            5,700       269,325
  McKesson Corp.                3,800     199,006        BJ Services Co.^               25,900       738,409
  Medarex, Inc.*               10,300      91,155        BP PLC - ADR^                   7,292       442,260
  Medtronic, Inc.              24,000   1,160,880        Cabot Oil & Gas Corp.^          5,900       299,956
  Merck & Co., Inc.            32,700   1,240,965        Chevron Corp.                  26,442     2,257,089
  Millennium Pharmaceuticals*^ 12,800     197,888        Cameron International Corp.*^  14,300       595,452
  Millipore Corp.*^             2,400     161,784        Chesapeake Energy Corp.^       12,100       558,415
  Monster Worldwide, Inc.*^    11,100     268,731        Compton Petroleum Corp.*       16,300       180,767
  Moody's Corp.^               52,300   1,821,609        Consol Energy, Inc.            15,200     1,051,688
  Myriad Genetics, Inc.*^       3,600     145,044        Core Laboratories*              5,500       656,150
  Novartis AG - ADR            14,400     737,712        Devon Energy Corp.^            10,700     1,116,331
  Patterson Cos., Inc.*^        3,900     141,570        Diamond Offshore Drilling^      7,100       826,440
  Paychex, Inc.^               52,193   1,788,132        Exxon Mobil Corp.^             24,702     2,089,295
  PepsiCo., Inc.               15,700   1,133,540        FMC Technologies, Inc.*        11,500       654,235
  Pfizer, Inc.                147,386   3,084,789        Forest Oil Corp.*              15,100       739,296
  Philip Morris International* 27,100   1,370,718        Foundation Coal Holdings^      28,500     1,434,405
  Procter & Gamble Co.         49,700   3,482,479        Mariner Energy, Inc.*^          7,200       194,472
  Qiagen NV*^                   9,400     195,520        Murphy Oil Corp.^              28,800     2,365,632
  Quanta Services, Inc.*^      24,500     567,665        Nabors Industries Ltd*^         8,400       283,668
  Quest Diagnostics, Inc.^     16,388     741,885        Newfield Exploration Co.*      14,800       782,180
  Resmed, Inc.*                 6,800     286,824        Petroleo Brasileiro SA - ADR   10,500       889,245
  Ritchie Bros Auctioneers, In  6,500     533,780        Royal Dutch Shell PLC - ADR     8,300       572,534
  Robert Half International, I 11,200     288,288        SandRidge Energy, Inc.*         6,700       262,305
  Schering-Plough Corp.        32,800     472,648        Schlumberger Ltd               28,760     2,502,120
  Sepracor, Inc.*^              5,500     107,360        Smith International, Inc.^     25,000     1,605,750
  St Jude Medical, Inc.*       14,200     613,298        Sunoco, Inc.^                  13,900       729,333
  SYSCO Corp.^                 24,700     716,794        Tetra Technologies, Inc.*       6,600       104,544
  Techne Corp.*                 4,400     296,384        Total SA - ADR                 31,400     2,323,914
  Theravance, Inc.*^            6,100      64,233        Ultra Petroleum Corp.*         24,500     1,898,750
  Total System Services, Inc.^ 15,146     358,354        Weatherford International Ltd* 23,100     1,674,057
  UnitedHealth Group, Inc.     12,740     437,746        Williams Cos., Inc.            47,100     1,553,358
  UST, Inc.^                   12,500     681,500        XTO Energy, Inc.               19,457     1,203,610
  Varian Medical Systems*       4,900     229,516
  Vertex Pharmaceuticals*       5,950     142,146      FINANCIAL - 7.9%
  VistaPrint Ltd*^              5,600     195,720        Affiliated Managers Group*      2,200       199,628
  Warner Chilcott Ltd*          9,600     172,800        Aflac, Inc.                    17,700     1,149,615
  WellPoint, Inc.*             18,200     803,166        American Express Co.           16,800       734,496
  Western Union Co.            43,652     928,478        American International Group   12,080       522,460
  WM Wrigley Jr Co.^           17,150   1,077,706        AON Corp.                       3,700       148,740
  Wyeth                        17,300     722,448        Arch Capital Group Ltd*         3,600       247,212
  Zimmer Holdings, Inc.*       11,800     918,748        Assurant, Inc.                  3,100       188,666
                                                         Axis Capital Holdings Ltd       3,700       125,726


                                   See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
MARCH 31, 2008



Common Stock                   Shares  Value           Common Stock                     Shares   Value
--------------------------------------  ----------     -----------------------------   --------  ------------
FINANCIAL - 7.9% (Continued)                           INDUSTRIAL - 8.3%
  Bank of America Corp.^       23,826  $  903,244        3M Co.^                        17,100  $  1,353,465
  Bank of New York Mellon^     45,171   1,884,986        Agilent Technologies, Inc.*    16,500       492,195
  BB&T Corp.^                  16,600     532,196        Alliant Techsystems, Inc.*^     7,700       797,181
  BlackRock, Inc.               1,700     347,106        Ametek, Inc.                    7,100       311,761
  Brown & Brown, Inc.           7,200     125,136        Applera Corp.^                  7,700       253,022
  Chubb Corp.                  16,100     796,628        Boeing Co.                     20,540     1,527,560
  Citigroup, Inc.              25,644     549,294        Caterpillar, Inc.              11,400       892,506
  City National Corp.          12,300     608,358        CH Robinson Worldwide*^         9,000       489,600
  East West Bancorp, Inc.       5,500      97,625        Chicago Bridge & Iron Co.       3,800       149,112
  Eaton Vance Corp.^            8,600     262,386        Cogent, Inc.*                  13,600       128,248
  Federal National Mortgage    28,900     760,648        Cummins, Inc.                   3,600       168,552
  Federated Investors, Inc.    19,600     767,536        Cymer, Inc.*                    2,900        75,516
  First Horizon National Corp. 26,700     374,067        Dolby Laboratories, Inc.*       4,500       163,170
  Franklin Resources, Inc.      8,300     805,017        Donaldson Co., Inc.             9,700       390,716
  Freddie Mac                  17,700     448,164        Emerson Electric Co.           10,300       530,038
  Goldman Sachs Group, Inc.^    8,400   1,389,276        Empresa Brasileira - ADR^       6,600       260,766
  Hartford Financial Services   8,500     644,045        Expeditors International^      10,900       492,462
  HCC Insurance Holdings, Inc.  6,400     145,216        Flir Systems, Inc.*^            5,800       174,522
  Interactive Brokers Group*    5,000     128,350        Fluor Corp.                     9,000     1,270,440
  IntercontinentalExchange*^    3,700     482,850        Foster Wheeler Ltd*             8,900       503,918
  Janus Capital Group, Inc.^    8,800     204,776        General Cable Corp.*^           3,800       224,466
  Lazard Ltd                   10,100     385,820        General Dynamics Corp.         15,300     1,275,561
  Legg Mason, Inc.              2,450     137,151        General Electric Co.          122,000     4,515,220
  Manulife Financial Corp.     14,300     543,114        Gentex Corp.^                   7,200       123,480
  Markel Corp.*                   400     175,988        Graco, Inc.^                    4,800       174,048
  Morgan Stanley               14,600     667,220        Honeywell International, Inc.  13,800       778,596
  Northern Trust Corp.^        20,100   1,336,047        IDEX Corp.                      7,425       227,873
  Nymex Holdings, Inc.^         8,100     734,103        II-VI, Inc.*^                   4,600       174,708
  optionsXpress Holdings, Inc.  6,700     138,757        Illinois Tool Works, Inc.      17,500       844,025
  Philadelphia Consolidated*    6,900     222,180        ITT Corp.^                     13,200       683,892
  Progressive Corp.^           26,200     421,034        Jabil Circuit, Inc.            51,500       487,190
  RenaissanceRe Holdings^      12,300     638,493        Joy Global, Inc.               19,400     1,264,104
  St Joe Co.*^                 17,300     742,689        Kennametal, Inc.               13,400       394,362
  State Street Corp.           14,400   1,137,600        Landstar System, Inc.^         10,800       563,328
  SVB Financial Group*^         4,200     183,288        Lockheed Martin Corp.^         10,300     1,022,790
  Synovus Financial Corp.^     38,000     420,280        McDermott International, Inc.* 12,700       696,214
  Travelers Cos., Inc.         13,800     660,330        National Instruments Corp.      6,650       173,831
  UCBH Holdings, Inc.^          8,000      62,080        Northrop Grumman Corp.          8,600       669,166
  US Bancorp                   30,928   1,000,830        Pall Corp.                      4,900       171,843
  Wells Fargo & Co.^           87,760   2,553,816        Precision Castparts Corp.       5,700       581,856
  Willis Group Holdings Ltd    22,800     766,308        Republic Services, Inc.        41,000     1,198,840
  Zions Bancorporation         12,200     555,710        Rockwell Collins, Inc.          9,900       565,785
                                                         Roper Industries, Inc.^         5,900       350,696
                                                         Sealed Air Corp.^              17,000       429,250



                           See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
MARCH 31, 2008


                                                       Common Stock, Cash Collateral
Common Stock                  Shares    Value          and Repurchase Agreement        Shares    Value
--------------------------------------  ----------     ----------------------------------------  ------------
INDUSTRIAL - 8.3% (Continued)                          TECHNOLOGY - 6.6% (Continued)
  Stericycle, Inc.*^            5,900  $  303,850        Maxim Integrated Products      39,400  $    803,366
  Terex Corp.*                  3,000     187,500        MEMC Electronic Materials*      7,000       496,300
  Trimble Navigation Ltd*^     11,800     337,362        Microchip Technology, Inc.^    40,012     1,309,593
  United Technologies, Corp.   13,800     949,716        Microsoft Corp.                77,400     2,196,612
  UTi Worldwide, Inc.           7,400     148,592        National Semiconductor Corp.   40,800       747,456
  Waters Corp.*                 5,400     300,780        NetApp, Inc.*^                 28,300       567,415
  Zebra Technologies Corp.*     3,100     103,292        ON Semiconductor Corp.*^       13,700        77,816
                                                         Oracle Corp.*^                 38,500       753,060
TECHNOLOGY - 6.6%                                        Perot Systems Corp.*           11,600       174,464
  Activision, Inc.*            15,521     423,879        QLogic Corp.*                  12,500       191,875
  Adobe Systems, Inc.*          7,500     266,925        Red Hat, Inc.*^                35,400       651,006
  Altera Corp.^                19,800     364,914        Salesforce.com, Inc.*           5,700       329,859
  American Reprographics Co.*^ 10,800     160,272        Satyam Computer - ADR^         13,100       295,929
  Analog Devices, Inc.         41,400   1,222,128        Seagate Technology             55,400     1,160,076
  Ansys, Inc.*                  4,700     162,244        SEI Investments Co.             5,900       145,671
  Autodesk, Inc.*              13,300     418,684        Silicon Laboratories, Inc.*     6,600       208,164
  Broadcom Corp.*              21,500     414,305        Synopsys, Inc.*                 6,100       138,531
  Broadridge Financial Sol.     8,875     156,200        Teradyne, Inc.*                11,200       139,104
  Cadence Design Systems*^      8,800      93,984        Texas Instruments, Inc.        32,500       918,775
  Citrix Systems, Inc.*         7,600     222,908        THQ, Inc.*^                     6,650       144,970
  Cognizant Technology Sol.*   17,536     505,563        Varian Semiconductor*           5,200       146,380
  Dell, Inc.*                  62,800   1,250,976        Xilinx, Inc.^                  58,500     1,389,375
  DST Systems, Inc.*^           2,500     164,350
  Dun & Bradstreet Corp.        2,500     203,450      UTILITIES - 3.0%
  Electronic Arts, Inc.*       12,200     609,024        AES Corp.*                     17,900       298,393
  Fairchild Semiconductor*      9,100     108,472        Allegheny Energy, Inc.         10,000       505,000
  Fidelity National Informatio  3,400     129,676        Constellation Energy Group      8,300       732,641
  Fiserv, Inc.*                 3,350     161,102        Duke Energy Corp.              44,500       794,325
  Integrated Device Tech.*     14,800     132,164        Entergy Corp.                   7,100       774,468
  Intel Corp.                  80,500   1,704,990        Exelon Corp.^                   9,850       800,510
  Intersil Corp.                5,900     151,453        FPL Group, Inc.^               14,000       878,360
  Intuit, Inc.*^               13,400     361,934        Integrys Energy Group, Inc.    10,000       466,400
  Jack Henry & Assoc., Inc.^    7,600     187,492        Pepco Holdings, Inc.           19,400       479,568
  Kla-Tencor Corp.              3,200     118,720        Pinnacle West Capital Corp.^   22,800       799,824
  Lam Research Corp.*           3,400     129,948        Progress Energy, Inc.^         15,400       642,180
  Linear Technology Corp.^     35,700   1,095,633        Reliant Energy, Inc.*^         45,400     1,073,710
  Logitech International SA*^   5,500     139,920        SCANA Corp.^                   23,400       855,972
  Marvell Technology Group*^   21,200     230,656        Southern Co.^                  19,000       676,590
                                                         TECO Energy, Inc.^             75,500     1,204,225
                                                                                                -------------
                                                       TOTAL COMMON STOCK - 67.8%
                                                         (Cost $230,678,758)                    $249,027,800
                                                                                                -------------


* Securities are non-income producing
ADR - American Depository Receipt

^ A portion of these securities are on loan. At March 31, 2008, the total market value of the Fund's securities
  $74,079,305 and the total market value of the collateral held by the Fund is $76,345,550.

                           See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008


                                                                        Principal
Fixed Income Securities                       Coupon     Maturity       Amount        Value
--------------------------------------------  --------   ------------   ------------- -------------
BASIC MATERIALS - 0.7%
    BHP Billiton Finance USA Ltd                7.250    03/01/2016    $   500,000    $    549,262
    Rohm and Haas Holdings Ltd                  9.800    04/15/2020        312,500         414,328
    Westvaco Corp.                              7.650    03/15/2027      1,350,000       1,432,917

COMMUNICATIONS - 3.9%
    CBS Corp.                                   8.625    08/01/2012      1,000,000       1,080,070
    New Cingular Wireless Services              8.750    03/01/2031      1,000,000       1,213,594
    Comcast Holdings Corp.                     10.625    07/15/2012      2,000,000       2,373,698
    COX Communications, Inc.                    6.850    01/15/2018      1,050,000       1,108,834
    Deutsche Telekom International              8.000    06/15/2010      1,900,000       2,032,434
    Michigan Bell Telephone Co.                 7.850    01/15/2022      1,000,000       1,103,231
    Nextel Communications, Inc.                 7.375    08/01/2015      1,000,000         770,000
    TW, Inc.                                    9.150    02/01/2023      2,000,000       2,314,928
    Verizon New Jersey, Inc.                    8.000    06/01/2022        650,000         726,236
    Vodafone Group PLC                          5.375    01/30/2015      1,500,000       1,461,888

CONSUMER, CYCLICAL - 2.0%
    CVS/Caremark Corp.                          5.750    06/01/2017      2,000,000       2,031,122
    Daimler Finance                             4.050    06/04/2008        655,000         655,242
    Macys Retail Holdings, Inc.                 7.450    09/15/2011      1,000,000       1,016,431
    Target Corp.                                6.000    01/15/2018      1,000,000       1,023,669
    Wal-Mart Stores Pass Through                8.850    01/02/2015      1,000,000       1,189,460
    Whirlpool Corp.                             5.500    03/01/2013      1,500,000       1,524,387

CONSUMER, NON-CYCLICAL - 1.2%
    Erac USA Finance Co.*                       7.350    06/15/2008        750,000         755,283
    Erac USA Finance Co.*                       5.300    11/15/2008        565,000         567,619
    Genentech, Inc.                             4.750    07/15/2015      1,000,000       1,004,553
    Kraft Foods, Inc.                           6.125    02/01/2018      1,000,000         999,367
    Wyeth                                       5.500    02/15/2016      1,000,000       1,019,672

ENERGY - 2.4%
    Apache Corp.^                               5.625    01/15/2017      2,000,000       2,086,370
    Louisiana Land & Exploration                7.625    04/15/2013      1,000,000       1,145,468
    Premcor Refining Group, Inc.                7.500    06/15/2015      1,000,000       1,047,138
    StatoilHydro ASA                            7.500    10/01/2016      1,000,000       1,157,806
    TransCanada Pipelines Ltd                   7.690    06/30/2016      1,100,000       1,267,235
    Weatherford International, Inc.             6.350    06/15/2017      2,000,000       2,068,714


                          See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008


                                                                        Principal
Fixed Income Securities                       Coupon     Maturity       Amount        Value
--------------------------------------------  --------   ------------   ------------- -------------
FINANCIAL - 8.9%
    Allied Capital Corp.                        6.000    04/01/2012    $ 1,000,000    $  1,011,275
    BankAmerica Institutional Capital*          7.700    12/31/2026      1,000,000         999,425
    Bank of America Corp.                       7.750    08/15/2015      1,250,000       1,434,945
    Bank One Corp.                             10.000    08/15/2010        750,000         837,614
    Bankers Trust Corp.                         7.500    11/15/2015      1,000,000       1,175,102
    Barnett Capital III                         3.498    02/01/2027      1,000,000         738,486
    Canadian Oil Sands Ltd*                     5.800    08/15/2013      1,450,000       1,467,319
    CitiFinancial, Inc.                         6.625    06/01/2015      1,250,000       1,274,428
    Comerica Bank                               7.125    12/01/2013      1,050,000       1,067,025
    General Electric Capital Corp.              5.000    03/30/2019      1,000,000         950,758
    Goldman Sachs Group, Inc.                   6.875    01/15/2011      1,000,000       1,067,491
    HSBC Finance Corp.                          6.375    11/27/2012      1,000,000       1,012,824
    Invesco Ltd                                 5.625    04/17/2012      1,000,000       1,012,822
    Jefferies Group, Inc.                       6.450    06/08/2027      2,000,000       1,607,058
    JP Morgan Chase Capital XIII                3.646    09/30/2034      2,000,000       1,487,632
    Lehman Brothers Holdings, Inc.              7.875    11/01/2009      1,600,000       1,625,469
    Morgan Stanley                              6.750    10/15/2013      1,000,000       1,050,522
    Morgan Stanley                              4.750    04/01/2014      1,000,000         928,282
    Morgan Stanley                              6.250    08/09/2026        500,000         442,656
    Munich Re America Corp.                     7.450    12/15/2026      2,122,000       2,201,702
    Nationwide Life Global Funding I*           5.450    10/02/2012      1,000,000       1,065,262
    Nationwide Mutual Insurance Co.*            6.600    04/15/2034      1,000,000         868,093
    New York Life Global Funding*               5.250    10/16/2012      1,000,000       1,044,240
    Ohio National Financial Services*           7.000    07/15/2011      1,000,000       1,125,407
    Republic New York Corp.                     7.000    03/22/2011        500,000         519,881
    Santander Financial Issuances               6.375    02/15/2011      1,000,000       1,091,032
    SLM Corp.                                   3.130    07/25/2008      1,000,000         982,862
    AIG SunAmerica, Inc.                        8.125    04/28/2023      1,000,000       1,151,086
    TIAA Global Markets, Inc.*                  5.125    10/10/2012      1,000,000       1,034,576
    Washington Mutual, Inc.                     8.250    04/01/2010      1,000,000         870,000

GOVERNMENT - 0.3%
    Federal National Mortgage Assoc.            8.250                       40,000         962,000


                           See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008


                                                                        Principal
Fixed Income Securities                       Coupon     Maturity       Amount        Value
--------------------------------------------  --------   ------------   ------------- -------------
INDUSTRIAL - 2.3%
    Burlington Northern Santa Fe                5.750    03/15/2018    $ 1,000,000    $  1,002,964
    Clark Equipment Co.                         8.000    05/01/2023        500,000         640,632
    Federal Express Corp.                       8.760    05/22/2015      1,500,000       1,695,951
    Koninklijke Philips Electronics             7.250    08/15/2013      1,000,000       1,116,229
    Northrop Grumman                            6.250    01/15/2010        750,000         789,798
    Thomas & Betts Corp.                        7.250    06/01/2013      1,800,000       1,844,575
    United Parcel Service of America            8.375    04/01/2020      1,000,000       1,294,290

MORTGAGE SECURITIES - 6.4%
    Chase Mortgage Finance Corp.                6.500    05/25/2036      1,310,992       1,288,695
    Countrywide Alternative Loan                6.000    06/25/2037      1,861,262       1,682,791
    Countrywide Alternative Loan                6.500    11/25/2037      1,528,070       1,472,631
    Fannie Mae Pool                             6.500    12/01/2032        601,921         628,108
    Fannie Mae Pool                             7.000    04/01/2033        818,709         867,112
    Fannie Mae Pool                             4.968    10/01/2035      1,036,443       1,052,651
    Freddie Mac Gold Pool                       6.500    06/01/2024        884,671         930,913
    Freddie Mac Gold Pool                       6.500    09/01/2031        845,380         886,308
    Freddie Mac Gold Pool                       7.000    10/01/2031      1,138,300       1,209,352
    Freddie Mac Gold Pool                       6.500    02/01/2032      1,213,051       1,266,367
    Freddie Mac Gold Pool                       6.500    08/01/2032      1,023,186       1,068,156
    Freddie Mac Gold Pool                       6.500    12/01/2032      1,403,084       1,467,300
    Freddie Mac Gold Pool                       6.500    04/01/2033        626,880         655,571
    Freddie Mac Gold Pool                       6.500    10/01/2034        953,597         995,509
    Ginnie Mae I pool                           6.000    01/15/2037      1,276,985       1,319,803
    Ginnie Mae II pool                          5.500    07/20/2033        958,469         977,713
    Ginnie Mae II pool                          5.500    09/20/2035      1,912,630       1,950,107
    Lehman Mortgage Trust                       6.000    09/25/2036      1,321,313       1,089,258
    MASTR Asset Securitization Trust            6.250    05/25/2036      1,268,979       1,212,720
    Residential Asset Securitization            6.500    06/25/2037      1,722,780       1,657,713

TECHNOLOGY - 1.1%
    International Business Machines             7.500    06/15/2013      2,000,000       2,306,614
    Samsung Electronics Co Ltd*                 7.700    10/01/2027      1,700,000       1,849,753


                         See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008


Fixed Income Securities, Cash Collateral                                Shares/
and Repurchase Agreement                      Coupon     Maturity       Principal     Value
--------------------------------------------  --------   ------------   ------------- -------------
UTILITIES - 2.2%
    Entergy Gulf States, Inc.                   5.250    08/01/2015    $ 1,750,000    $  1,653,482
    Michigan Consolidated Gas Co.               8.250    05/01/2014      1,050,000       1,202,060
    Northern States Power                       8.000    08/28/2012      1,000,000       1,154,985
    PSEG Power LLC                              5.500    12/01/2015      2,000,000       1,983,832
    Union Electric Co.                          6.750    05/01/2008      1,000,000       1,001,903
    United Utilities PLC                        6.450    04/01/2008      1,000,000       1,000,000
                                                                                      -------------
TOTAL FIXED-INCOME SECURITIES - 31.4%
    (Cost $116,412,448)                                                                115,464,076

INVESTMENT OF CASH COLLATERAL - 21.1%
    CSFB Separately Managed Account                                     77,420,550      77,420,550

SHORT-TERM INVESTMENTS - 0.4%
    Fifth Third Institutional Money Market Fund                        $ 1,320,309       1,320,309
                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES - 120.7%
    (Cost $425,832,064)                                                                443,232,735

OTHER ASSETS LESS LIABILITIES - (20.7%)                                                (75,966,174)
                                                                                      -------------
TOTAL NET ASSETS - 100.0%                                                             $367,266,561
                                                                                      =============




* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities considered liquid and may be resold in transactions exempt from registration. At March 31, 2008, the aggregate market value of these securities amounted to $10,776,977 or 2.93% of net assets.
^ A portion of these securities are on loan. At
  March 31, 2008, the total market value of the Fund's securities on loan is $1,056,048 and the total value of the collateral held by the Fund is $1,075,000.

                                           See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH  31, 2008



                                                      Common Stock and                        Shares/
Common Stock                Shares     Value          Short-Term Investments                  Principal   Value
------------------------------------   ----------     -------------------------------------   ----------- -----------
BASIC MATERIALS - 7.5%                               FINANCIAL - 13.0%
  Barrick Gold Corp.            2,500 $   108,624     ACE Ltd                                      2,950 $    162,427
  Carpenter Technology Corp.    3,855     215,764     American International Group                 4,555      197,004
  Century Aluminum Co.*         3,960     262,310     Bank of America Corp.                        2,405       91,174
  Freeport-McMoRan Copper       2,745     264,124     Citigroup, Inc.                              5,410      115,882
                                                      Goldman Sachs Group, Inc.                    1,630      269,586
COMMUNICATIONS - 17.3%                                HCC Insurance Holdings, Inc.                 5,230      118,669
  Check Point Software Tech.    9,835     220,304     JPMorgan Chase & Co.                         6,965      299,147
  Cisco Systems, Inc.*         13,590     327,383     Travelers Cos., Inc.                         2,355      112,687
  eBay, Inc.*                   5,230     156,063     US Bancorp                                   3,495      113,098
  Harris Corp.                  7,250     351,843
  Liberty Media Corp.*          7,375     116,083    INDUSTRIAL - 14.7%
  Liberty Media Corp.*         16,125     365,070     Boeing Co.                                   2,900      215,673
  Symantec Corp.*               6,700     111,354     General Dynamics Corp.                       3,415      284,709
  Time Warner, Inc.            23,010     322,600     General Electric Co.                         4,995      184,865
                                                      Joy Global, Inc.                             2,615      170,393
CONSUMER, CYCLICAL - 3.9%                             L-3 Communications Holdings                  2,720      297,405
  Magna International, Inc.     1,400     101,010     Norfolk Southern Corp.                       3,185      173,009
  Staples, Inc.                15,635     345,690     Northrop Grumman Corp.                       4,400      342,364

CONSUMER, NON-CYCLICAL - 13.2%                       TECHNOLOGY - 13.7%
  Altria Group, Inc.            2,820      62,604     Computer Sciences Corp.*                     9,785      399,130
  Biogen Idec, Inc.*            1,800     111,042     EMC Corp.*                                  24,695      354,126
  Johnson & Johnson             6,860     445,008     IBM                                          1,605      184,800
  Pfizer, Inc.                 12,760     267,067     Microsoft Corp.                              6,290      178,510
  Philip Morris Internationa    2,820     142,636     Nvidia Corp.*                                7,970      157,726
  Resmed, Inc.*                 5,230     220,601     Oracle Corp.*                               14,445      282,544
  WellPoint, Inc.*              3,185     140,554                                                         ------------
  Zimmer Holdings, Inc.*        1,475     114,844    TOTAL COMMON STOCK - 93.2%
                                                      (Cost $10,889,448)                                   10,607,523
ENERGY - 9.9%
  BJ Services Co.              10,275     292,940    SHORT-TERM INVESTMENTS - 7.0%
  Chesapeake Energy Corp.       8,775     404,966     Fifth Third Institutional Money Market $   797,274      797,274
  ConocoPhillips                5,670     432,111                                                         ------------
                                                     TOTAL INVESTMENTS IN SECURITIES - 100.2%
                                                      (Cost $11,686,722)                                   11,404,797

                                                     OTHER ASSETS LESS LIABILITIES - (0.2%)                   (21,115)
                                                                                                          ------------
                                                     TOTAL NET ASSETS - 100.0%                           $ 11,383,682
                                                                                                          ============



* Securities are non-income producing

                                          See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008


                                                                       Principal
Fixed Income Securities                      Coupon     Maturity       Amount         Value
------------------------------------------   --------   -----------   ------------   --------------
BASIC MATERIALS - 5.2%
   AK Steel Corp.                              7.750    06/15/2012    $ 2,000,000    $   2,017,499
   Alcan, Inc.                                 7.250    11/01/2028      3,500,000        3,680,821
   Appleton Papers, Inc.                       8.125    06/15/2011      2,000,000        1,925,000
   Cascades, Inc.                              7.250    02/15/2013      1,000,000          882,500
   Century Aluminum Co.                        7.500    08/15/2014      2,715,000        2,633,550
   CRA Finance USA Ltd                         7.125    12/01/2013        500,000          565,161
   Ispat Inland ULC                            9.750    04/01/2014      1,596,000        1,716,559
   Placer Dome, Inc.                           7.750    06/15/2015      1,500,000        1,763,547
   Steel Dynamics, Inc.*                       7.375    11/01/2012      3,000,000        3,030,000
   Westvaco Corp.                              7.650    03/15/2027      2,700,000        2,865,834

COMMUNICATIONS - 8.2%
   CBS Corp.                                   8.625    08/01/2012        750,000          810,052
   Cisco Systems, Inc.                         5.500    02/22/2016      2,000,000        2,069,214
   Comcast Cable Communications                8.500    05/01/2027      1,000,000        1,171,413
   Comcast Holdings Corp.                     10.625    07/15/2012      1,500,000        1,780,274
   COX Communications, Inc.                    6.850    01/15/2018      1,250,000        1,320,040
   COX Enterprises, Inc.*                      7.375    07/15/2027      1,000,000        1,057,789
   DirecTV Holdings LLC                        6.375    06/15/2015      3,000,000        2,797,500
   GCI, Inc.                                   7.250    02/15/2014      2,500,000        2,062,500
   GTE Corp.                                   8.750    11/01/2021      1,500,000        1,741,490
   Lamar Media Corp.                           7.250    01/01/2013      1,000,000          950,000
   Michigan Bell Telephone Co.                 7.850    01/15/2022      2,000,000        2,206,462
   Verizon New York, Inc.                      6.125    01/15/2010      1,000,000        1,033,084
   News America Holdings, Inc.                 8.500    02/23/2025      2,300,000        2,667,243
   Nextel Communications, Inc.                 7.375    08/01/2015      2,800,000        2,156,000
   Pacific Bell Telephone Co.                  7.250    11/01/2027      2,000,000        2,027,330
   Rogers Wireless, Inc.                       8.000    12/15/2012      2,000,000        2,070,000
   Sprint Capital Corp.                        6.375    05/01/2009      1,000,000          985,000
   TW, Inc.                                    9.150    02/01/2023      3,000,000        3,472,392
   Verizon New Jersey, Inc.                    8.000    06/01/2022      1,000,000        1,117,286

CONSUMER, CYCLICAL - 9.2%
   AmeriQual Group LLC*                        9.500    04/01/2012      1,500,000          959,999
   Autozone, Inc.                              6.500    07/15/2008      1,500,000        1,512,953



                            See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008


                                                                       Principal
Fixed Income Securities                      Coupon     Maturity       Amount         Value
------------------------------------------   --------   -----------   ------------   --------------
CONSUMER, CYCLICAL - 9.2% (Continued)
   Brown Shoe Co., Inc.                        8.750    05/01/2012    $ 2,640,000    $   2,613,600
   CVS/Caremark Corp.                          5.750    06/01/2017      3,000,000        3,046,683
   Harrah's Operating Co., Inc.                5.375    12/15/2013      2,500,000        1,612,500
   Home Depot, Inc.                            5.250    12/16/2013      3,000,000        2,935,227
   JC Penney Corp, Inc.                        7.375    08/15/2008      2,250,000        2,268,844
   Las Vegas Sands Corp.                       6.375    02/15/2015      2,000,000        1,765,000
   Macys Retail Holdings, Inc.                 6.625    09/01/2008      1,225,000        1,230,689
   Majestic Star Casino LLC^                   9.500    10/15/2010      2,500,000        2,206,250
   Meritor Automotive, Inc.                    6.800    02/15/2009        348,000          326,250
   MGM Mirage                                  6.750    09/01/2012      2,500,000        2,318,750
   MTR Gaming Group, Inc.                      9.750    04/01/2010      1,500,000        1,447,500
   OED Corp.                                   8.750    04/15/2012      2,000,000        1,760,000
   Speedway Motorsports, Inc.                  6.750    06/01/2013      2,500,000        2,437,500
   Target Corp.                                5.375    05/01/2017      2,000,000        1,985,042
   Target Corp.                                6.000    01/15/2018      1,000,000        1,023,669
   Toro Co.                                    7.800    06/15/2027      2,177,000        2,438,299
   Wal-Mart Stores, Inc.                       5.800    02/15/2018      1,000,000        1,048,026
   Wynn Las Vegas Capital Corp.                6.625    12/01/2014      2,000,000        1,925,000
   Wynn Las Vegas Capital Corp.*               6.625    12/01/2014      1,000,000          962,500

CONSUMER, NON-CYCLICAL - 8.2%
   Archer-Daniels-Midland Co.                  8.375    04/15/2017      1,000,000        1,196,185
   AstraZeneca PLC^                            5.900    09/15/2017      2,000,000        2,114,126
   Avis Budget Car Rental LLC                  7.625    05/15/2014      2,500,000        2,156,250
   Cadbury Schweppes US Finance*               3.875    10/01/2008      2,000,000        1,995,692
   Campbell Soup Co.                           8.875    05/01/2021      2,000,000        2,753,776
   Cigna Corp.                                 7.650    03/01/2023      1,500,000        1,651,650
   Cigna Corp.                                 7.875    05/15/2027      1,000,000        1,059,575
   Constellation Brands, Inc.                  8.125    01/15/2012      1,500,000        1,515,000
   Constellation Brands, Inc.                  7.250    09/01/2016      1,000,000          972,500
   Erac USA Finance Co.*                       7.350    06/15/2008      2,400,000        2,416,906
   FBG Finance Ltd*                            5.125    06/15/2015      2,000,000        1,981,470
   Kraft Foods, Inc.                           6.125    02/01/2018      3,000,000        2,998,101
   Land O' Lakes, Inc.                         9.000    12/15/2010      3,000,000        3,120,000
   Rent-A-Center, Inc.^                        7.500    05/01/2010      2,145,000        1,984,125
   Valassis Communications, Inc.               6.625    01/15/2009      2,550,000        2,505,375
   Wyeth                                       5.500    02/15/2016      3,000,000        3,059,016

DIVERSIFIED - 0.8%
   Leucadia National Corp.                     7.000    08/15/2013      2,500,000        2,481,249
   Leucadia National Corp.                     7.125    03/15/2017      1,000,000          947,500


                                      See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008


                                                                       Principal
Fixed Income Securities                      Coupon     Maturity       Amount         Value
------------------------------------------   --------   -----------   ------------   --------------
ENERGY - 8.9%
   ANR Pipeline Co.                            9.625    11/01/2021    $ 2,000,000    $   2,682,387
   Apache Corp.^                               5.625    01/15/2017      2,500,000        2,607,963
   Atlantic Richfield Co.                      8.250    02/01/2022      1,085,000        1,460,002
   Burlington Resources, Inc.                  9.125    10/01/2021        700,000          981,779
   Louisiana Land & Exploration                7.625    04/15/2013      1,000,000        1,145,468
   Louisiana Land & Exploration                7.650    12/01/2023        750,000          899,061
   OPTI Canada, Inc.*                          8.250    12/15/2014      3,000,000        2,970,000
   Panhandle Eastern Pipeline Co.              4.800    08/15/2008      2,500,000        2,503,118
   Plains Exploration & Production             7.750    06/15/2015      2,500,000        2,493,750
   StatoilHydro ASA                            7.500    10/01/2016      3,000,000        3,473,418
   Swift Energy Co.                            7.625    07/15/2011      3,000,000        2,970,000
   Tesoro Corp.                                6.250    11/01/2012      3,000,000        2,827,500
   Transocean, Inc.                            7.375    04/15/2018      2,000,000        2,264,246
   Ultramar Diamond Shamrock                   7.200    10/15/2017      2,250,000        2,465,624
   USX Corp.                                   9.375    02/15/2012        750,000          846,386
   USX Corp.                                   9.375    05/15/2022        610,000          841,288
   Weatherford International, Inc.             6.350    06/15/2017      3,000,000        3,103,071

FINANCIAL - 16.5%
   Allied Capital Corp.                        6.000    04/01/2012      2,000,000        2,022,550
   BankAmerica Capital II                      8.000    12/15/2026      1,000,000        1,028,893
   Bankers Trust Corp.                         7.500    11/15/2015      2,500,000        2,937,755
   Canadian Oil Sands Ltd*                     5.800    08/15/2013      2,000,000        2,023,888
   Citigroup, Inc.                             6.125    11/21/2017      1,000,000          998,524
   Comerica Bank                               7.125    12/01/2013      1,500,000        1,524,321
   Comerica Bank                               8.375    07/15/2024      1,300,000        1,396,520
   Fairfax Financial Holdings Ltd^             7.750    04/26/2012      1,000,000          990,000
   Farmers Insurance Exchange*                 8.625    05/01/2024      2,000,000        2,111,198
   Fifth Third Bank                            5.200    03/01/2019        900,000          760,755
   First Union Institutional Capital I         8.040    12/01/2026        350,000          351,859
   GAMCO Investors, Inc.                       5.500    05/15/2013      1,000,000        1,076,178
   General Electric Capital Corp.              5.000    03/30/2019      3,000,000        2,852,274
   GMAC LLC                                    5.125    05/09/2008      2,000,000        1,988,264
   GMAC LLC                                    6.875    09/15/2011      2,000,000        1,530,728
   Hospitality Properties Trust                5.625    03/15/2017      1,000,000          801,963
   HSBC America Capital Trust II*              8.380    05/15/2027      1,000,000        1,027,433
   HSBC Finance Corp.                          6.375    11/27/2012      1,000,000        1,012,824
   Icahn Enterprises LP                        7.125    02/15/2013      3,000,000        2,722,500




                                 See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008


                                                                       Principal
Fixed Income Securities                      Coupon     Maturity       Amount         Value
------------------------------------------   --------   -----------   ------------   --------------
FINANCIAL - 16.5% (Continued)
   Invesco Ltd                                 5.375    02/27/2013    $ 2,000,000    $   2,001,468
   Invesco Ltd                                 5.625    04/17/2012      1,000,000        1,012,822
   Jefferies Group, Inc.                       6.450    06/08/2027      3,000,000        2,410,587
   JPMorgan Chase & Co.                        6.625    03/15/2012        500,000          531,577
   Lehman Brothers Holdings, Inc.              7.875    11/01/2009      1,000,000        1,015,918
   Lehman Brothers Holdings, Inc.              8.500    08/01/2015      2,000,000        1,987,756
   MBNA Capital A                              8.278    12/01/2026      2,000,000        2,006,246
   Merrill Lynch & Co., Inc.                   5.450    02/05/2013      2,500,000        2,459,648
   Morgan Stanley                              5.950    12/28/2017      2,000,000        1,932,914
   Nationwide Mutual Insurance Co.*            6.600    04/15/2034      2,750,000        2,387,256
   NCNB Corp                                  10.200    07/15/2015      1,000,000        1,294,147
   New England Mutual Life Ins.                7.875    02/15/2024      1,650,000        1,953,656
   Ohio National Financial Services*           7.000    07/15/2011      2,000,000        2,250,814
   Republic New York Corp.                     9.125    05/15/2021      1,000,000        1,245,568
   Santander Financial Issuances               6.375    02/15/2011        750,000          818,274
   Security Benefit Life Insurance*            8.750    05/15/2016      2,000,000        2,158,488
   SLM Corp.                                   4.000    01/15/2009      3,000,000        2,701,275
   AIG SunAmerica, Inc.                        8.125    04/28/2023      2,000,000        2,302,171
   SunTrust Banks, Inc.                        6.000    02/15/2026      1,880,000        1,559,178
   Travelers Property Casualty Corp.           7.750    04/15/2026      2,000,000        2,233,570
   Washington Mutual, Inc.                     8.250    04/01/2010      2,500,000        2,175,000

GOVERNMENT - 0.7%
   Federal National Mortgage Assoc.            8.250                      120,000        2,886,000

INDUSTRIAL - 10.5%
   Allied Waste North America, Inc.            6.375    04/15/2011      2,000,000        1,967,499
   Arrow Electronics, Inc.                     7.500    01/15/2027      2,300,000        2,346,246
   Burlington Northern, Inc.                   8.750    02/25/2022      1,750,000        2,245,551
   Burlington Northern Santa Fe                5.750    03/15/2018      1,000,000        1,002,964
   Clark Equipment Co.                         8.000    05/01/2023        500,000          640,632
   Federal Express Corp.                       9.650    06/15/2012      1,047,000        1,252,465
   Federal Express Corp.                       7.630    01/01/2015      1,000,000        1,089,843
   Federal Express Corp.                       8.760    05/22/2015        750,000          847,976
   Gulfmark Offshore, Inc.                     7.750    07/15/2014      2,375,000        2,410,625
   Ingersoll-Rand Co.                          9.000    08/15/2021        305,000          412,779
   Joy Global, Inc.^                           6.000    11/15/2016      3,000,000        3,013,773


                               See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008


                                                                       Principal
Fixed Income Securities                      Coupon     Maturity       Amount         Value
------------------------------------------   --------   -----------   ------------   --------------
INDUSTRIAL - 10.5% (Continued)
   Koninklijke Philips Electronics             7.250    08/15/2013    $ 2,000,000    $   2,232,458
   Masco Corp.                                 5.750    10/15/2008      1,000,000        1,006,548
   Northrop Grumman                            9.375    04/15/2021      1,000,000        1,383,473
   NXP BV                                      7.875    10/15/2014      2,000,000        1,830,000
   Overseas Shipholding Group, Inc.            8.250    03/15/2013      2,500,000        2,509,375
   Pactiv Corp.                                7.950    12/15/2025      2,500,000        2,764,963
   PHI, Inc.                                   7.125    04/15/2013      3,000,000        2,752,500
   Roadway Corp.                               8.250    12/01/2008      3,000,000        2,925,000
   Ship Finance International Ltd              8.500    12/15/2013      2,000,000        2,030,000
   Stagecoach Transport Holdings               8.625    11/15/2009        500,000          540,538
   Teekay Corp.                                8.875    07/15/2011      1,600,000        1,692,000
   Thomas & Betts Corp.                        7.250    06/01/2013      2,500,000        2,561,910
   United Technologies Corp.                   8.750    03/01/2021      1,000,000        1,362,950

MORTGAGE SECURITIES - 24.5%
   Banc of America Alternative Loan            6.000    11/25/2046      1,365,922        1,167,782
   Banc of America Funding Corp.               6.000    03/25/2037      2,715,712        2,686,668
   Banc of America Mortgage Sec.               6.000    05/25/2037      2,762,583        2,716,428
   Chase Mortgage Finance Corp.                6.500    05/25/2036      2,318,888        2,279,449
   Countrywide Asset-Backed                    5.000    11/25/2035      2,474,000        1,782,248
   Countrywide Alternative Loan                5.500    09/25/2035      1,909,767        1,914,541
   Countrywide Alternative Loan                7.000    02/25/2036      1,815,327        1,766,740
   Countrywide Alternative Loan                6.250    07/25/2036        875,648          844,652
   Countrywide Alternative Loan                6.000    07/25/2036        492,067          386,484
   Countrywide Alternative Loan                6.000    12/25/2036      1,222,067        1,102,587
   Countrywide Alternative Loan                6.000    05/25/2037      2,564,304        2,488,432
   Countrywide Alternative Loan                6.000    05/25/2037      1,951,963        1,797,848
   Countrywide Alternative Loan                6.000    06/25/2037      2,791,892        2,524,186
   Countrywide Alternative Loan                6.000    07/25/2037      1,910,679        1,846,209
   Countrywide Alternative Loan                6.500    11/25/2037      2,865,131        2,761,183
   Countrywide Home Loan Mort.                 5.750    05/25/2037      2,099,252        2,071,597
   Credit Suisse Mortgage Capital              6.500    03/25/2036        748,816          706,234
   Credit Suisse Mortgage Capital              6.250    06/25/2036      2,154,740        2,076,483
   Fannie Mae Pool                             6.500    07/01/2029        678,405          709,205
   Fannie Mae Pool                             6.500    08/01/2029        870,874          910,413
   Fannie Mae Pool                             7.000    02/01/2032      1,689,006        1,798,216
   Fannie Mae Pool                             7.000    03/01/2032      1,609,894        1,710,806
   Fannie Mae Pool                             6.500    04/01/2032      1,545,657        1,611,290
   Fannie Mae Pool                             6.500    06/01/2032      1,649,189        1,719,218
   Fannie Mae Pool                             6.000    11/01/2032      1,952,350        2,014,367
   Fannie Mae Pool                             6.500    12/01/2032      1,713,159        1,787,692
   Fannie Mae Pool                             7.000    04/01/2033      1,280,545        1,356,253
   Fannie Mae Pool                             4.968    10/01/2035      1,738,769        1,765,961


                                   See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008


                                                                       Principal
Fixed Income Securities                      Coupon     Maturity       Amount         Value
------------------------------------------   --------   -----------   ------------   --------------
MORTGAGE SECURITIES - 24.5% (Continued)
   Fannie Mae Pool                             7.000    08/01/2036    $ 2,558,102    $   2,686,998
   First Horizon Alternative Mortgage          6.000    08/25/2036      2,612,451        2,308,302
   Freddie Mac Gold Pool                       6.500    06/01/2024      2,064,233        2,172,130
   Freddie Mac Gold Pool                       6.500    09/01/2031      1,382,801        1,449,747
   Freddie Mac Gold Pool                       7.000    10/01/2031      1,942,602        2,063,859
   Freddie Mac Gold Pool                       6.500    02/01/2032      1,942,781        2,028,170
   Freddie Mac Gold Pool                       6.500    05/01/2032      2,458,658        2,566,721
   Freddie Mac Gold Pool                       7.000    05/01/2032      2,484,170        2,629,907
   Freddie Mac Gold Pool                       6.500    08/01/2032      1,364,247        1,424,208
   Freddie Mac Gold Pool                       6.500    04/01/2033      1,880,640        1,966,713
   Freddie Mac Gold Pool                       7.000    09/01/2033        584,162          618,439
   Freddie Mac Gold Pool                       6.500    10/01/2034      1,164,378        1,215,554
   Freddie Mac Gold Pool                       6.000    10/01/2035      2,084,381        2,141,599
   Freddie Mac Gold Pool                       6.500    08/01/2036      2,529,783        2,626,489
   Ginnie Mae I pool                           7.000    06/15/2031      1,157,027        1,236,716
   Ginnie Mae I pool                           7.000    12/15/2031      2,658,157        2,839,710
   Ginnie Mae II pool                          7.000    09/20/2029      1,771,212        1,891,910
   Lehman Mortgage Trust                       6.485    04/25/2036      2,059,031        1,997,027
   Lehman Mortgage Trust                       6.000    09/25/2036      2,433,358        2,005,999
   Lehman Mortgage Trust                       6.756    06/25/2037      2,598,913        2,363,961
   MASTR Alternative Loans Trust               6.500    12/25/2033        319,023          286,927
   Merrill Lynch Mortgage Investors            6.250    10/25/2036      3,118,001        3,048,807
   Residential Accredit Loans, Inc.            6.000    06/25/2037      2,751,110        2,529,627
   Residential Asset Securitization            6.000    04/25/2036      3,000,000        2,703,008
   Residential Asset Securitization            6.500    06/25/2037      3,101,004        2,983,883

TECHNOLOGY - 0.6%
   International Business Machines             8.375    11/01/2019      2,000,000        2,567,290

UTILITIES - 4.5%
   Carolina Power & Light Co.                  8.625    09/15/2021      3,000,000        3,879,402
   Centerpoint Energy, Inc.                    5.875    06/01/2008        400,000          400,609
   Entergy Louisiana LLC                       5.090    11/01/2014      2,500,000        2,458,598
   Nakilat, Inc.*                              6.067    12/31/2033      3,000,000        2,726,130



                                   See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2008


Fixed Income Securities, Cash Collateral                               Shares/
and Repurchase Agreement                     Coupon     Maturity       Principal     Value
------------------------------------------   --------   -----------   ------------   --------------
UTILITIES - 4.5% (Continued)
   PSEG Power LLC                              5.500    12/01/2015    $ 2,000,000    $   1,983,832
   CenterPoint Energy Houston                  9.150    03/15/2021      2,300,000        2,902,637
   Southern Co Capital Funding                 5.750    11/15/2015      2,000,000        2,160,524
   United Utilities PLC                        6.450    04/01/2008      2,000,000        2,000,000
                                                                                     --------------
TOTAL FIXED INCOME SECURITIES - 97.8%
   (Cost $406,692,323)                                                                 400,316,811

INVESTMENT OF CASH COLLATERAL - 2.5%
   CSFB Separately Managed Account                                     10,181,370       10,181,370

SHORT-TERM INVESTMENTS - 1.2%
   Fifth Third Institutional Money Market Fund                        $ 5,044,586        5,044,586
                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES - 101.5%
   (Cost $421,918,279)                                                                 415,542,767

OTHER ASSETS LESS LIABILITIES - (1.5%)                                                  (6,326,875)
                                                                                     --------------
TOTAL NET ASSETS - 100.0%                                                            $ 409,215,892
                                                                                     ==============


* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities considered liquid and may be resold in transactions exempt from registration. At March 31, 2008, the aggregate market value of these securities amounted to $30,059,563 or 7.35% of net assets.
^ A portion of these securities are on loan. At
  March 31, 2008, the total market value of the Fund's securities on loan is $9,977,595 and the total market value of the collateral held by the Fund is $10,181,370.

See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS
ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a) Security Valuation

     Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b) Fair Value Measurement

     In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. FAS 157 is effective for the Fund's fiscal year beginning January 1, 2008.

The three levels of the fair value hierarchy under FAS 157 are described below:

     Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments:


                          Equity                         Core          Retirement
                          Growth          Balanced       Equity        Income
 Valuation Inputs         Fund            Fund           Fund          Fund
------------------------------------------------------------------------------------
Level 1 -
   Quoted prices          $193,431,446    $250,348,109   $ 11,404,797  $  5,044,586
Level 2 -
   Other significant
   Observable inputs        83,628,545     192,884,626              0   410,498,181
Level 3 -
   Significant
   Unobservable inputs               0               0              0             0
                       -------------------------------------------------------------
Total Market Value
of Investments            $277,059,991    $443,232,735   $ 11,404,797  $415,542,767
                       =============================================================


c) Securities Lending

     The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Directors. Each fund will limit its securities lending activity to 33 1/3% of its total assets. Credit Suisse, New York Branch, serves as the lending manager for the Funds pursuant to a Securities Lending Management Agreement (the "Lending Agreement"), for which they receive a fee. Credit Suisse's fee is computed monthly in arrears and is based on 30% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board of Directors, net of rebates paid by Credit Suisse to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. For the three month period ended March 31, 2008 Credit Suisse received $103,621 in total from the Funds for its services as lending manager. Under guidelines established by the Board of Directors, the Funds must maintain loan collateral with Credit Suisse at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest of debt securities. Credit Suisse may invest the collateral in a variety of highly rated, short-term instruments such as U.S. Treasury bills, mortagages, corporate bonds and agency securities. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral.
The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Funds or the borrower at any time.
The following Funds loaned securities and received cash collateral with the following values as of March 31, 2008:

                                                                               Income
                                                               Average Loan    Received by
                               Value of                        Outstanding     Credit Suisse
                               Loaned          Value of        During the      from Securities
                               Securities      Collateral      Year            Lending
                               ----------      ------------    ------------    ------------
Equity Growth Fund             $81,123,395     $83,628,545     $85,154,063     $47,929
Balanced Fund (Fixed Income)   $ 1,056,048     $ 1,075,000     $   691,073     $   386
Balanced Fund (Common Stock)   $74,079,305     $76,345,550     $85,251,543     $50,610
Retirement Income Fund         $ 9,977,595     $10,181,370     $ 8,641,322     $ 4,696


d) At March 31, 2008, the net unrealized appreciation and depreciation of securities for financial reporting and Federal income tax purposes consisted of the following:


                                                                          Total Net
                                          Unrealized      Unrealized      Unrealized
                          Total Cost      Appreciation    Depreciation    Appreciation
                          ----------      ------------    ------------    ------------
Equity Growth Fund        $259,059,953    $ 36,999,635    ($ 18,999,597)  $ 18,000,038
Balanced Fund             $425,832,064    $ 42,229,569    ($ 24,828,898)  $ 17,400,671
Core Equity Fund          $ 11,686,722    $    294,522    ($    576,447) ($    281,925)
Retirement Income Fund    $421,918,279    $  7,419,634    ($ 13,795,246) ($  6,375,512)



e)  Other Policies

Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.
(a) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and treasurer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

      Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advance Capital I, Inc.

/S/ Robert J. Cappelli
-------------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  May 21, 2008


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/S/ Robert J. Cappelli
-----------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  May 21, 2008



/S/ Christopher M. Kostiz
-----------------------------------------
Christopher M. Kostiz, Vice President

Date:  May 21, 2008